Income Tax (Tables)	3 Months Ended
Mar. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

	For the Three Months Ended March 31,
	2021	2020
	(in thousands)
	£	£
Current tax:
In respect of current period U.K.	1,706	1,315
In respect of current period U.S.	—	—

	1,706	1,315
Deferred tax:
In respect of current period U.S.	(4)	(4)
In respect of prior period U.S.	—	(1)

Income tax credit	1,702	1,310

	March 31, 2021	December 31, 2020
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	11,525	9,818
U.S. tax	4	4

	11,529	9,822

Deferred tax asset
U.S. deferred tax asset	40	44